THE UNION CENTRAL LIFE INSURANCE COMPANY
                             ("Union Central Life")

                             CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                 Supplement to:
                             Excel Performance VUL
                          Prospectus Dated May 1, 2010

                       Supplement Dated October 22, 2010


Effective October 6, 2010, the name of the Subadviser to the Calvert VP Mid Cap Value Portfolio changed from RiverSource Investments, LLC to Columbia Management Investment Advisers, LLC. Therefore, the portfolio objectives chart in the Separate Account Variable Investment Options section for the Excel Performance VUL prospectus is updated for the Calvert VP Mid Cap Value Portfolio, to read as follows:

----------------------------------------------------------------------------------------------------
               FUND NAME                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                       Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------------------------------------------
        Calvert Variable Series, Inc.*                 Calvert Asset Management Company, Inc.
----------------------------------------------------------------------------------------------------
Calvert VP Mid Cap Value Portfolio - Columbia
Management Investment Advisers, LLC
(Ameritas Mid Cap Value Portfolio prior to 5/1/10)   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------

* This fund is part of, and its investment adviser is an indirect subsidiary of the UNIFI Mutual Holding Company, the ultimate parent of Union Central Life.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

Please see the Calvert VP Mid Cap Value Portfolio prospectus for more information.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.
    If you do not have a current prospectus, please contact Union Central at
                                1-800-319-6902.